Retirement Plans and Postretirement Costs (Details 9) - USD ($) $ in Thousands	12 Months Ended
	Jul. 01, 2018	Jul. 02, 2017	Jul. 03, 2016
Compensation And Retirement Disclosure [Abstract]
Employer contribution defined contribution plan	$ 1,793	$ 1,805	$ 1,783